Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Assets
Marketable securities	$ 158,360,465	$ 20,193,887
Digital assets – restricted	0	0	$ 140,283,000
Total assets measured at fair value	1,660,165,437	211,701,790	3,803,690,571
Liabilities
Derivative liabilities			6,637,020
Total liabilities measured at fair value			6,637,020
Stable coins
Assets
Digital assets unrestricted	55,793,319	7,114,680	254,646,365
Digital assets – restricted	0	0	0
Digital assets
Assets
Digital assets unrestricted	1,446,011,653	184,393,223	3,408,761,206
Digital assets – restricted			140,283,000
Level 1
Assets
Marketable securities	158,360,465	20,193,887
Total assets measured at fair value	1,660,165,437	211,701,790	3,803,690,571
Liabilities
Derivative liabilities			0
Total liabilities measured at fair value			0
Level 1 | Stable coins
Assets
Digital assets unrestricted	55,793,319	7,114,680	254,646,365
Level 1 | Digital assets
Assets
Digital assets unrestricted	1,446,011,653	184,393,223	3,408,761,206
Digital assets – restricted			140,283,000
Level 2
Assets
Marketable securities
Total assets measured at fair value	0	0	0
Liabilities
Derivative liabilities			6,637,020
Total liabilities measured at fair value			6,637,020
Level 2 | Stable coins
Assets
Digital assets unrestricted	0	0	0
Level 2 | Digital assets
Assets
Digital assets unrestricted	0	0	0
Digital assets – restricted			0
Level 3
Assets
Marketable securities
Total assets measured at fair value	0	0	0
Liabilities
Derivative liabilities			0
Total liabilities measured at fair value			0
Level 3 | Stable coins
Assets
Digital assets unrestricted	0	0	0
Level 3 | Digital assets
Assets
Digital assets unrestricted	$ 0	$ 0	0
Digital assets – restricted			$ 0